EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES - 2007-A SERIES
Monthly Servicer's Statement
for the month ended December 31, 2007

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	55.56%
From	01-Dec-07	17-Dec-07	15-Jan-08	Floating Allocation Percentage at Month-End	61.10%
To	31-Dec-07	15-Jan-08
Days

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2007-A balances were:		Payment Date	Period	Period
		5/17/2010	11/1/2009	No
Notes	$1,000,000,000.00

Principal Amount of Debt	$1,000,000,000.00
Required Overcollateralization	133,144,476.00
Incremental Overcollateralization Amount	0.00
Series Nominal Liquidation Amount	$1,133,144,476.00

Required Participation Amount	1,198,144,476.00		Accumulation Account
Excess Receivables	713,944,252.63		Beginning	$0.00

Total Collateral	$1,912,088,728.63		Additions	$0.00
			Ending Balance	$0.00
Collateral as Percent of Notes	191.21%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	29
	Total Pool		LIBOR	5.027500%
Beginning Gross Principal Pool Balance	$3,671,432,848.86		Applicable Margin	0.000000%
Total Principal Collections	(1,240,576,218.98)			5.027500%
Investment in New Receivables	1,341,193,088.10
Receivables Added for Additional Accounts	-			Actual	Per $1000
Repurchases	(6,869,087.38)		Interest	$4,049,930.56	$4.26
Principal Default Amounts	-		Principal	$0.00	$0.00
Principal Reallocation	-		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period					$4.26
Less Net CMA Offset	(320,361,811.02)
Less Servicing Adjustment	(3,059,107.90)		Total Due Investors	$4,049,930.56	5.027500%
Ending Balance	$3,441,759,711.68		Servicing Fee	944,287.06
			Excess Cash Flow	$1,160,156.10
SAP for Next Period	55.56%

Average Receivable Balance	$3,299,466,887.60
Monthly Payment Rate	37.60%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	7,500,000.00
			Deficit/(Excess)	$0.00
	NMOTR
	Total Pool
Total Interest Collections	$18,131,416.86
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$18,131,416.86